Income Taxes - components of deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Inventory	$ 4,426	$ 5,089
Tax credit carryforwards	7,780	5,645
Operating loss carryforward-statutory tax	1,013	1,254
Accrued compensated absences	735	588
Allowance for sales discounts	411	576
Depreciation	561	521
Unrealized foreign exchange loss	179	102
Others	634	658
Deferred tax assets	15,739	14,433
Deferred tax liabilities:
Acquired intangible assets	(1,014)	(1,255)
Remeasurement of defined benefit plans	(107)	(139)
Unrealized foreign exchange gain	(17)	0
Deferred tax liabilities	$ (1,138)	$ (1,394)